Subsequent events	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Subsequent events

29.	Subsequent events

Distribution of remuneration to shareholders

On August 7, 2025, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 1,585 or R$ 8,660 million (US$ 0.1230 per outstanding preferred and common shares, or R$ 0.6719), based on the net income for the three-month period ended June 30, 2025, considering the application of the Shareholder Remuneration Policy formula, as presented in the following table:

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	08.07.2025	08.21.2025	0.0368	474
Interim interest on capital	08.07.2025	08.21.2025	0.0862	1,111
Total anticipated dividends			0.1230	1,585

These dividends and interest on capital will be paid in two equal installments, on November 21, 2025 and December 22, 2025, and will be deducted from the remuneration that will be distributed to shareholders relating to the fiscal year 2025. The amounts will be adjusted by the SELIC rate from the date of payment of each installment until the end of the referred fiscal year, on December 31, 2025.